CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 6,930	$ 7,726	$ 6,537
Investment securities:
Unrealized holding gains (losses) on investment securities available for sale	14,210	(4,014)	13,473
Tax effect	(5,478)	1,547	(5,194)
Reclassification of gains recognized in net income	(1,202)	(535)	(3,610)
Tax effect	463	206	1,392
Amortization of unrealized gains on investment securities transferred from available for sale to held to maturitiy	(45)
Tax effect	18
Net of tax amount	7,966	(2,796)	6,061
Cash flow hedging activities:
Unrealized holding losses	(5,376)	(16,886)	(8,150)
Tax effect	2,072	6,509	3,142
Reclassification of losses recognized in net income	5,118	2,066	1,061
Tax effect	(1,972)	(796)	(409)
Net of tax amount	(158)	(9,107)	(4,356)
Total other comprehensive income (loss)	7,808	(11,903)	1,705
Comprehensive income (loss)	$ 14,738	$ (4,177)	$ 8,242